Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our Chairman, President & CEO and the average of the compensation actually paid to our other NEOs and certain financial performance of the Company. These amounts are calculated in accordance with applicable SEC rules, and do not reflect the actual amount of compensation earned by or paid to our named executive officers during each applicable year.
Providing compensation that attracts, retains, and motivates talented officers is our committed goal. Our compensation programs reward excellent job performance, identify exceptional leadership, and represent fair, reasonable, and competitive total compensation that aligns officers’ interests with the long-term interests of our stockholders and customers. Our executive compensation program is designed to link officer compensation to our overall short-term and long-term performance as measured by key operational and financial objectives incorporated in both long-term and short-term performance-based compensation programs. Please refer to the Compensation Discussion and Analysis section of this proxy statement for details regarding how the Organization & Compensation Committee links the compensation paid to our named executive officers to our corporate performance.
Year(1)	Summary Comp. Table for CEO	Comp. Actually Paid to CEO(2)	Average Summary Comp. Table Total for Non-CEO NEOs	Average Comp. Actually Paid to Non-CEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($M)	Budget to Actual Performance (EPS)(4)
					TSR	Peer Group TSR(3)
2023	$4,856,752	$3,689,961	$1,003,883	$704,548	$107.84	$105.53	$51.9	(52.1)%
2022	$3,351,529	$3,111,318	$820,950	$829,540	$123.71	$123.42	$96.0	(1.7)%
2021	$3,718,087	$4,495,501	$1,204,755	$1,050,610	$144.06	$144.46	$101.1	6.5%
2020	$3,776,856	$4,268,399	$901,550	$983,279	$106.68	$115.75	$96.8	21%

(1)
The CEO for all four reporting years was Martin Kropelnicki. The other NEOs in 2023 were Thomas Smegal III, David Healey, Paul Townsley, Shawn Bunting, Ronald Webb, and Michael Luu. The other NEOs in 2022 were Thomas Smegal III, Paul Townsley, Robert Kuta and Michael Luu. The other NEOs in the 2021 and 2020 reporting year were Thomas Smegal III, Paul Townsley, Robert Kuta and Lynne McGhee.

(2)
Amounts reported in this column are based on total compensation reported for our CEOs and the average of the total compensation of our other NEOs in the Summary Compensation Table for the indicated reporting year and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

(3)
Amounts reported in this column represent returns on an initial $100 investment based on the Robert W. Baird Water Utility Index, which we chose as peer group for purposes of the PvP table.

(4)
In accordance with SEC rules, the Group is required to include in the Pay versus Performance table the “most important” financial performance measure (as determined by the Company) used to link compensation actually paid to our CEO and other named executive officers to Company performance for the most recently completed fiscal year. The Group determined that the annual budget-to-actual performance of the Company meets this requirement. This performance measure compares the actual diluted earnings per share to the forecasted diluted earnings per share for the calendar year. The forecasted diluted earnings per share is adopted during the budget process by the Board of Directors each year at its January meeting. By adhering to budgets, management is able to demonstrate to the Board, stockholders and customers that the Company is effective at managing controllable costs and has the ability to efficiently execute its business plan.

Chairman, President & CEO Summary Compensation Table (SCT) Total to Compensation Actually Paid (CAP) Reconciliation
2023
Summary Compensation Table Reported Compensation	$4,856,752
Deduction for pension values reported in SCT for the covered year	$(1,062,525)
Increase for pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$63,639
Deduction for grant date fair value of equity awards reported in “Stock Awards” column of the SCT for the covered year	$(1,225,666)
Increase for the fair value as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$1,244,147
Increase/(Deduction) for the change in fair value as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	$(99,624)
Increase/(Deduction) for the change in fair value as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$(99,553)
Increase for the dollar value of any dividends or other earnings paid on stock or option awards in the covered year prior to the vesting date that are not otherwise reflected in the fair value of such award	$12,790
Total Compensation Actually Paid	$3,689,961
Average Non-Chairman, President & CEO NEO SCT Total to CAP Reconciliation
2023
Summary Compensation Table Reported Compensation	$1,003,883
Deduction for pension values reported in SCT for the covered year	$(294,847)
Increase for pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$37,375
Deduction for grant date fair value of equity awards reported in “Stock Awards” column of the SCT for the covered year	$(148,469)
Increase for the fair value as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$131,063
Increase/(Deduction) for the change in fair value as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	$(11,899)
Increase/(Deduction) for the change in fair value as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$(14,331)
Increase for the dollar value of any dividends or other earnings paid on stock or option awards in the covered year prior to the vesting date that are not otherwise reflected in the fair value of such award	$1,773
Total Compensation Actually Paid	$704,548

Company Selected Measure Name	Budget toActualPerformance(EPS)(4
Named Executive Officers, Footnote
(1)
The CEO for all four reporting years was Martin Kropelnicki. The other NEOs in 2023 were Thomas Smegal III, David Healey, Paul Townsley, Shawn Bunting, Ronald Webb, and Michael Luu. The other NEOs in 2022 were Thomas Smegal III, Paul Townsley, Robert Kuta and Michael Luu. The other NEOs in the 2021 and 2020 reporting year were Thomas Smegal III, Paul Townsley, Robert Kuta and Lynne McGhee.

Peer Group Issuers, Footnote	(3) Amounts reported in this column represent returns on an initial $100 investment based on the Robert W. Baird Water Utility Index, which we chose as peer group for purposes of the PvP table.
PEO Total Compensation Amount	$ 4,856,752	$ 3,351,529	$ 3,718,087	$ 3,776,856
PEO Actually Paid Compensation Amount	$ 3,689,961	3,111,318	4,495,501	4,268,399
Adjustment To PEO Compensation, Footnote
(2)
Amounts reported in this column are based on total compensation reported for our CEOs and the average of the total compensation of our other NEOs in the Summary Compensation Table for the indicated reporting year and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.
Chairman, President & CEO Summary Compensation Table (SCT) Total to Compensation Actually Paid (CAP) Reconciliation
2023
Summary Compensation Table Reported Compensation	$4,856,752
Deduction for pension values reported in SCT for the covered year	$(1,062,525)
Increase for pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$63,639
Deduction for grant date fair value of equity awards reported in “Stock Awards” column of the SCT for the covered year	$(1,225,666)
Increase for the fair value as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$1,244,147
Increase/(Deduction) for the change in fair value as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	$(99,624)
Increase/(Deduction) for the change in fair value as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$(99,553)
Increase for the dollar value of any dividends or other earnings paid on stock or option awards in the covered year prior to the vesting date that are not otherwise reflected in the fair value of such award	$12,790
Total Compensation Actually Paid	$3,689,961

Non-PEO NEO Average Total Compensation Amount	$ 1,003,883	820,950	1,204,755	901,550
Non-PEO NEO Average Compensation Actually Paid Amount	$ 704,548	829,540	1,050,610	983,279
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Amounts reported in this column are based on total compensation reported for our CEOs and the average of the total compensation of our other NEOs in the Summary Compensation Table for the indicated reporting year and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.
Average Non-Chairman, President & CEO NEO SCT Total to CAP Reconciliation
2023
Summary Compensation Table Reported Compensation	$1,003,883
Deduction for pension values reported in SCT for the covered year	$(294,847)
Increase for pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$37,375
Deduction for grant date fair value of equity awards reported in “Stock Awards” column of the SCT for the covered year	$(148,469)
Increase for the fair value as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$131,063
Increase/(Deduction) for the change in fair value as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	$(11,899)
Increase/(Deduction) for the change in fair value as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$(14,331)
Increase for the dollar value of any dividends or other earnings paid on stock or option awards in the covered year prior to the vesting date that are not otherwise reflected in the fair value of such award	$1,773
Total Compensation Actually Paid	$704,548

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Performance Metrics
The following are the most important financial performance measures (and non-financial performance measures), as determined by the Group, that link compensation actually paid to our NEOs to the Company’s performance for the most recently completed fiscal year.
Budget to Actual Performance (EPS)
Return on Equity for Stockholder Return
Growth in Stockholder’s Equity
Customer Service and Support
Emergency Preparedness and Safety
Infrastructure Improvement and Utility Plant Investment
Water Quality and Public Health

Total Shareholder Return Amount	$ 107.84	123.71	144.06	106.68
Peer Group Total Shareholder Return Amount	105.53	123.42	144.46	115.75
Net Income (Loss)	$ 51,900,000	$ 96,000,000	$ 101,100,000	$ 96,800,000
Company Selected Measure Amount	(52.1)	(1.7)	6.5	21
PEO Name	Martin Kropelnicki
Measure:: 1
Pay vs Performance Disclosure
Name	Budget to Actual Performance (EPS)
Non-GAAP Measure Description
(4)
In accordance with SEC rules, the Group is required to include in the Pay versus Performance table the “most important” financial performance measure (as determined by the Company) used to link compensation actually paid to our CEO and other named executive officers to Company performance for the most recently completed fiscal year. The Group determined that the annual budget-to-actual performance of the Company meets this requirement. This performance measure compares the actual diluted earnings per share to the forecasted diluted earnings per share for the calendar year. The forecasted diluted earnings per share is adopted during the budget process by the Board of Directors each year at its January meeting. By adhering to budgets, management is able to demonstrate to the Board, stockholders and customers that the Company is effective at managing controllable costs and has the ability to efficiently execute its business plan.

Measure:: 2
Pay vs Performance Disclosure
Name	Return on Equity for Stockholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Growth in Stockholder’s Equity
Measure:: 4
Pay vs Performance Disclosure
Name	Customer Service and Support
Measure:: 5
Pay vs Performance Disclosure
Name	Emergency Preparedness and Safety
Measure:: 6
Pay vs Performance Disclosure
Name	Infrastructure Improvement and Utility Plant Investment
Measure:: 7
Pay vs Performance Disclosure
Name	Water Quality and Public Health
PEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,062,525)
PEO | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	63,639
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,225,666)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,244,147
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(99,624)
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(99,553)
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,790
Non-PEO NEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(294,847)
Non-PEO NEO | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,375
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(148,469)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	131,063
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,899)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,331)
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,773